CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (Q3) (Parenthetical) - Class A Common Stock - Common stock - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Sale of Private Placement Units (in shares)	650,000
Sale of Units, net of underwriting discounts and offering expenses	23,000,000	23,000,000